Government grant advances and loans - Government Grant Advances (Details) € in Thousands, SFr in Thousands, $ in Thousands		12 Months Ended
	Jan. 16, 2025 USD ($)	Dec. 31, 2025 EUR (€) project	Dec. 31, 2025 USD ($) project	Dec. 31, 2025 CHF (SFr) project	Dec. 31, 2024 EUR (€) project	Dec. 31, 2024 USD ($) project	Dec. 31, 2023 EUR (€) project	Dec. 31, 2023 USD ($) project	Feb. 12, 2024
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Number of collaborative projects		1	1	1	1	1	1	1
Amount funded from government grant advances	$ 2,818	€ 465	$ 528	SFr 2,573	€ 907	$ 989	€ 428	$ 436
Borrowings, interest rate									9.50%
Government Grant
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Proceeds received from long-term projects					€ 428	$ 503
Bottom of range [member] | Research project financing
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Borrowings, interest rate		20.90%	20.90%	20.90%
Top of range [member]
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Term of collaborative project					3 years	3 years	3 years	3 years
Top of range [member] | Research project financing
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Borrowings, interest rate		22.00%	22.00%	22.00%